EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY
Schedule of maximum number of common shares that would be outstanding if all dilutive instruments outstanding were exercised

Common shares outstanding at December 31, 2018	234,458,597
Employee stock options	6,361,265
Common shares held in a trust in connection with the RSU plan (Note 17(C)), PSU plan (Note 17(D)) and LTIP	566,910
Total	241,386,772

Schedule of weighted average number of common shares used in the calculation of basic and diluted net income per share

	Year Ended December 31,
	2018	2017
Net income (loss) for the year	$(326,701)	$240,795
Weighted average number of common shares outstanding - basic (in thousands)	233,251	230,252
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	—	694
Add: Dilutive impact of employee stock options	—	1,515
Weighted average number of common shares outstanding - diluted (in thousands)	233,251	232,461
Net income (loss) per share - basic	$(1.40)	$1.05
Net income (loss) per share - diluted	$(1.40)	$1.04